Cover	12 Months Ended
Feb. 28, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This post-effective amendment is being filed to update the registration statement on Form S-1, which was initially filed with the Securities and Exchange Commission on May 9, 2024. This original registration statement related to an Equity Financing Agreement, dated March 22, 2023, between the Company and GHS Investments, LLC (“GHS”), for the potential sale of up to five billion (5,000,000,000) shares of our common stock as detailed below. This prior agreement expired on March 22, 2025. Subsequently, on May 27, 2025, the Company executed a new Equity Financing Agreement with GHS for a two-year term. The new agreement replaces and supersedes the March 22, 2023 GHS agreement in its entirety. This post-effective amendment includes updated audited financial statements, business disclosures, and other information as required.
Entity Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Entity Central Index Key	0001498148
Entity Tax Identification Number	27-2343603
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10800 Galaxie Avenue
Entity Address, City or Town	Ferndale
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48220
City Area Code	(877)
Local Phone Number	787-6268
Contact Personnel Name	Steven Reinharz